Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Revenue

Revenue consist of the following:

	For the year ended
€ thousand	December 31, 2023		December 31, 2022			December 31, 2021
	SPACE	Total (1)	AIR	SPACE	Total	SPACE	Total (1)
REVENUE SOURCE
Products	1,420	1,420	1,384	399	1,783	554	554
Services	3,962	3,962	0	2,589	2,589	1,801	1,801
Operating lease income	8	8	0	50	50	0	0
Total	5,390	5,390	1,384	3,038	4,422	2,355	2,355
GEOGRAFIC REGION
USA	5,390	5,390	1,384	3,038	4,422	2,355	2,355
Total	5,390	5,390	1,384	3,038	4,422	2,355	2,355
TIMING OF REVENUE RECOGNITION
Products transferred at point in time	1,420	1,420	1,384	399	1,783	554	554
Service transferred over time	462	462	0	0	0	1,801	1,801
Services recognized at point in time	3,500	3,500	0	2,589	2,589	0	0
Operating lease income recognized over time	8	8	0	50	50	0	0
Total	5,390	5,390	1,384	3,038	4,422	2,355	2,355
Total revenues from contracts with customers	5,390	5,390	1,384	3,038	4,422	2,355	2,355
Revenue reported in consolidated statements of profit/(loss)	5,390	5,390	1,384	3,038	4,422	2,355	2,355

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(1) No revenue in the AIR segment was recognized during the year ended December 31, 2023, and 2021.

Summary of Share of Total Revenue per Customer

The share of total revenue per customer is as follows:

	For the year ended
in % of total revenue	December 31, 2023		December 31, 2022		December 31, 2021
	SPACE	AIR	SPACE	AIR	SPACE	AIR
Customer A*	65%	0%	0%	0%	0%	0%
Customer B*	12%	0%	1%	15%	5%	0%
Customer C*	0%	0%	58%	0%	0%	0%
Customer D*	0%	0%	0%	16%	0%	0%
Customer E*	0%	0%	0%	0%	90%	0%
Other	23%	0%	10%	0%	5%	0%

Summary of total transaction price of unfulfilled or partially unfulfilled performance obligations

The Group's order backlog, in terms of the total transaction price of unfulfilled or partially unfulfilled performance obligations as at the December 31, 2023, is as follows:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Total transaction price of unfulfilled or partially unfulfilled performance obligations	204,997	72,455	16,703
Thereof expected to be recognized as revenue within 12 month	101,499	32,790	16,703
Thereof expected to be recognized as revenue within 13 to 24 month	93,363	39,141	0
Thereof expected to be recognized as revenue over 24 month	10,135	524	0